Mining rights (Tables)	12 Months Ended
Dec. 31, 2021
Mining Rights
Schedule of mining rights

	Fomicruz Agreement	Minera Aquiline Argentina	Total
	$’000	$’000	$’000
Balance – January 1, 2020	$3,188	$13,809	$16,997
Amortization	(100)	-	(100)
Exchange differences	-	298	298
Balance - December 31, 2020	$3,088	$14,107	$17,195
Amortization	(100)	-	(100)
Exchange differences	-	50	50
Balance –December 31, 2021	$2,988	$14,157	$17,145